Share-based payment plans	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangements [Abstract]
Share-based payment plans	Share-based payment plans
The Group has an established Share options plan and a Long-Term Incentive Plan (LTIP) for certain executive and management level employees that provide for granting restricted stock units, some with performance and/or market conditions. These awards are designed to align the interests of executives and management with the interests of shareholders.
During 2022, the Group launched a global Employee Share Purchase Plan (ESPP), which gives employees the opportunity to purchase CCEP Shares on a regular basis and become a shareholder, promoting an ownership culture. Under the ESPP, participating employees are granted matching Shares when certain vesting and non-vesting conditions are met.
The Group recognises compensation expense equal to the grant date fair value for all share-based payment awards that are expected to vest. Expense is generally recorded on a straight-line basis over the requisite service period for each separately vesting portion of the award.
During the years ended 31 December 2025, 31 December 2024 and 31 December 2023,
compensation expense related to our share-based payment plans totalled €47 million,
€45 million and €57 million, respectively. The expense arising from equity-settled share‑based payment transactions was €43 million for the year ended 31 December 2025
(2024: €42 million; 2023: €54 million).
Share options
Share options: (1) are granted with exercise prices equal to or greater than the fair value of the Group’s stock on the date of grant; (2) generally vest in three annual tranches over a period of 36 months; and (3) expire 10 years from the date of grant. Generally, when options are exercised, new Shares will be issued rather than issuing treasury Shares, if available.
No options were granted during the years ended 31 December 2025, 31 December 2024 and 31 December 2023. All options outstanding as at 31 December 2025, 31 December 2024 and 31 December 2023 were valued and had exercise prices in US dollars.
The following table summarises our share option activity for the periods presented:

	2025		2024		2023
	Shares	Average exercise price	Shares	Average exercise price	Shares	Average exercise price
	thousands	US$	thousands	US$	thousands	US$
Outstanding at beginning of year	24	39.00	920	37.42	2,272	35.30
Granted	—	—	—	—	—	—
Exercised	(24)	39.00	(895)	37.39	(1,352)	33.86
Forfeited, expired or cancelled	—	—	(1)	—	—	—
Outstanding at end of year	—	0.00	24	39.00	920	37.42
Options exercisable at end of year	—	0.00	24	39.00	920	37.42
There are no outstanding Share options as at 31 December 2025. The weighted average
Share price during the years ended 31 December 2025, 31 December 2024 and
31 December 2023 was US$88.54, US$73.60 and US$60.96, respectively.
The following table summarises the weighted average remaining life of options outstanding for the periods presented:

	2025		2024		2023
Range of exercise prices	Options outstanding	Weighted average remaining life	Options outstanding	Weighted average remaining life	Options outstanding	Weighted average remaining life
US$	thousands	years	thousands	years	thousands	years
25.01 to 40.00	—	0.00	24	0.85	920	1.60
Total	—	0.00	24	0.85	920	1.60
Restricted Stock Units (RSUs) and Performance Share Units (PSUs)
RSU awards entitle the participant to accrue dividends, which are paid in cash only if the
RSUs vest. They do not have voting rights. Upon vesting, the participant is granted one
Share for each RSU. They generally vest subject to continued employment for a period of 36 months. Unvested RSUs are restricted as to disposition and subject to forfeiture.
There were 0.1 million, 0.2 million and 0.1 million unvested RSUs outstanding with a weighted average grant date fair value of US$68.66, US$59.31 and US$50.67 as at 31 December 2025,
31 December 2024 and 31 December 2023, respectively.
PSU awards entitle the participant to the same benefits as RSUs. They generally vest subject to continued employment for a period of 36 months and the attainment of certain performance targets. There were 1.0 million, 1.1 million and 2.1 million of unvested PSUs, with weighted average grant date fair values of US$66.96, US$54.19 and US$48.95 outstanding as at 31 December 2025, 31 December 2024 and 31 December 2023, respectively.
The PSUs granted in 2025, 2024 and 2023 are subject to performance conditions of absolute EPS and ROIC, each with a 42.5% weighting, and to a sustainability metric, focused on the reduction of greenhouse gas emissions (CO2e) across our entire value chain, with a
15% weighting.
Key assumptions for grant date fair value
The following table summarises the weighted average grant date fair values per unit:

Restricted stock units and performance share units	2025	2024
Grant date fair value – service conditions (US$)	78.09	67.60
Grant date fair value – service and performance conditions (US$)	78.35	67.77
Employee Share Purchase Plan
Through the ESPP, employees are able to contribute on a regular basis up to a maximum amount deducted from their salary for the purpose of purchasing CCEP Shares. Every quarter, for each purchased Share, CCEP awards participating employees matching
Shares at the same time. Participating employees become owners of the matching
Shares 12 months after the award, as long as they remain in employment and do not sell the related purchased Shares during this period. Participants have all the rights of a shareholder in respect of their purchased Shares and matching Shares (once they are fully owned by the employees), including dividend rights and voting rights.
During the years ended 31 December 2025, 31 December 2024 and 31 December 2023 the
Group recognised a compensation expense related to the ESPP of €19 million, €17 million and €14 million, respectively.